Acquisition of Adventus Mining Corporation - Schedule of Assets Acquired and Liabilities Assumed (Parentheticals) (Details)	Mar. 31, 2025 shares
Schedule of Assets Acquired and Liabilities Assumed [Abstract]
common shares of Silvercorp issued	38,818,841
stock options of Silvercorp issued	1,766,721
warrants of Silvercorp issued	2,787,020